RELATED PARTY RELATIONSHIPS (Details) - CAD ($) $ in Millions		12 Months Ended
	Aug. 31, 2021	Mar. 31, 2023	Mar. 31, 2022
Disclosure of transactions between related parties [line items]
Unrecognised share of profit of joint ventures		$ (0.1)	$ 1.6
Cumulative unrecognised share of losses of joint ventures		12.3	12.2
Cumulative unrecognised share of comprehensive losses of joint ventures		$ 11.4	$ 11.2
Aviation Training Northeast Asia B.V.
Disclosure of transactions between related parties [line items]
Equity interest in joint venture (in percent)		50.00%	50.00%
CAE Flight and Simulator Services Korea, Ltd.
Disclosure of transactions between related parties [line items]
Equity interest in joint venture (in percent)		50.00%	50.00%
CAE Icelandair Flight Training ehf
Disclosure of transactions between related parties [line items]
Equity interest in joint venture (in percent)		33.30%	33.30%
CAE-LIDER Training do Brasil Ltda.
Disclosure of transactions between related parties [line items]
Equity interest in joint venture (in percent)		50.00%	50.00%
CAE Melbourne Flight Training Pty Ltd
Disclosure of transactions between related parties [line items]
Equity interest in joint venture (in percent)		50.00%	50.00%
CAE Middle East Pilot Services L.L.C
Disclosure of transactions between related parties [line items]
Equity interest in joint venture (in percent)		49.00%	49.00%
CAE Simulation Training Private Limited
Disclosure of transactions between related parties [line items]
Equity interest in joint venture (in percent)		50.00%	50.00%
Embraer CAE Training Services, LLC
Disclosure of transactions between related parties [line items]
Equity interest in joint venture (in percent)		49.00%	49.00%
Emirates-CAE Flight Training (LLC)
Disclosure of transactions between related parties [line items]
Equity interest in joint venture (in percent)		49.00%	49.00%
Flight Training Alliance GmbH
Disclosure of transactions between related parties [line items]
Equity interest in joint venture (in percent)		50.00%	50.00%
Hatsoff Helicopter Training Private Limited
Disclosure of transactions between related parties [line items]
Equity interest in joint venture (in percent)		50.00%	50.00%
Helicopter Training Media International GmbH
Disclosure of transactions between related parties [line items]
Equity interest in joint venture (in percent)		50.00%	50.00%
HFTS Helicopter Flight Training Services GmbH
Disclosure of transactions between related parties [line items]
Equity interest in joint venture (in percent)		25.00%	25.00%
JAL CAE Flight Training Co. Ltd.
Disclosure of transactions between related parties [line items]
Equity interest in joint venture (in percent)		50.00%	50.00%
Leonardo CAE Advanced Jet Training S.r.l.
Disclosure of transactions between related parties [line items]
Equity interest in joint venture (in percent)		50.00%	50.00%
National Flying Training Institute Private Limited
Disclosure of transactions between related parties [line items]
Equity interest in joint venture (in percent)		51.00%	51.00%
Pegasus Uçus Egitim Merkezi A.S.
Disclosure of transactions between related parties [line items]
Equity interest in joint venture (in percent)		49.90%	49.90%
Philippine Academy for Aviation Training, Inc.
Disclosure of transactions between related parties [line items]
Equity interest in joint venture (in percent)		40.00%	40.00%
Rotorsim s.r.l.
Disclosure of transactions between related parties [line items]
Equity interest in joint venture (in percent)		50.00%	50.00%
Rotorsim USA LLC
Disclosure of transactions between related parties [line items]
Equity interest in joint venture (in percent)		50.00%	50.00%
SimCom Holdings Inc.
Disclosure of transactions between related parties [line items]
Equity interest in joint venture (in percent)		50.00%	50.00%
Singapore CAE Flight Training Pte Ltd.
Disclosure of transactions between related parties [line items]
Equity interest in joint venture (in percent)		50.00%	50.00%
SkyWarrior Flight Training LLC
Disclosure of transactions between related parties [line items]
Equity interest in joint venture (in percent)		37.00%	37.00%
Equity interests acquired (in percent)	37.00%
Cash transferred	$ 4.3
Xebec Government Services, LLC
Disclosure of transactions between related parties [line items]
Equity interest in joint venture (in percent)		49.00%	49.00%
CAE Academia de Aviacion (Espana) S.L.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
CAE Arabia LLC
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		50.00%	50.00%
CAE (UK) plc
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
CAE (US) Inc.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
CAE Aircrew Training Services plc
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		76.50%	76.50%
CAE Australia Pty Ltd.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
CAE Aviation Services Pte Ltd.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
CAE Aviation Training Australia Pty Ltd.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	0.00%
CAE Aviation Training B.V.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
CAE Aviation Training Peru S.A.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
CAE Bangkok Co., Ltd.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
CAE Brunei Multi Purpose Training Centre Sdn Bhd
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		60.00%	60.00%
CAE Center Amsterdam B.V.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
CAE Center Brussels N.V.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
CAE Centre Copenhagen A/S
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
CAE Centre Hong Kong Limited
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
CAE Centre Oslo AS
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
CAE Centre Stockholm AB
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
CAE CFT B.V.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
CAE Civil Aviation Training Solutions, Inc.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
CAE Colombia Flight Training S.A.S.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
CAE Crew Solutions B.V
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
CAE Doss Aviation, Inc.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
CAE El Salvador Flight Training S.A. de C.V.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		99.50%	99.50%
CAE Engineering Korlatolt Felelossegu Tarsasag
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
CAE Entrenamiento de Vuelo Chile Limitada
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
CAE Flight Services Austria GmbH
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
CAE Flight Services New Zealand Limited.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
CAE Flight Services Poland Sp z.o.o
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
CAE Flight Services Sweden AB
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
CAE Flight Services USA, Inc.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
CAE Flight & Simulator Services Sdn. Bhd.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
CAE Flight Training (India) Private Limited
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
CAE Flight Training Center Mexico, S.A. de C.V.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
CAE France SAS
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
CAE Global Academy Évora, SA
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
CAE GmbH
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
CAE Healthcare Canada Inc.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
CAE Healthcare, Inc.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
CAE India Private Limited
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
CAE Integrated Enterprise Solutions Australia Pty Ltd.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
CAE International Holdings Limited
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
CAE Kuala Lumpur Sdn. Bhd.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
CAE Luxembourg Acquisition, S.à r.l.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
CAE Maritime Middle East L.L.C.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		49.00%	49.00%
CAE Middle East L.L.C.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		49.00%	49.00%
CAE Military Aviation Training Inc.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
CAE New Zealand Pty Limited
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
CAE North East Training Inc.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
CAE Oslo - Aviation Academy AS
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
CAE Oxford Aviation Academy Phoenix Inc.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
CAE Services GmbH
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
CAE Services Italia S.r.l.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
CAE Servicios Globales de Instrucción de Vuelo (España), S.L.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
CAE Shanghai Company, Limited
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
CAE SimuFlite Inc.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
CAE Simulation Training Private Limited
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
CAE Simulator Services Inc.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
CAE Singapore (S.E.A.) Pte Ltd.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
CAE South America Flight Training do Brasil Ltda.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
CAE STS Limited
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
CAE Training & Services Brussels N.V.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
CAE Training & Services UK Ltd.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
CAE Training Norway AS
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
CAE TSP Inc.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
CAE USA Inc.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
CAE Vietnam Limited Liability Company
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
Medicor Lab Inc.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
Oxford Aviation Academy (Oxford) Limited
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
Parc Aviation Engineering Services Ltd.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
Parc Aviation Limited
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
Parc Aviation (UK) Ltd.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
Parc Interim Ltd.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
Pelesys Aviation Maintenance Training Inc.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
Pelesys Learning Systems Inc.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
Presagis Canada Inc.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
Presagis Europe (S.A.S)
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
Presagis USA Inc.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		100.00%	100.00%
Servicios de Instrucción de Vuelo, S.L.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		80.00%	80.00%
SIV Ops Training, S.L.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)		80.00%	80.00%